SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) (Parenthetical) - USD ($)		6 Months Ended
	May 27, 2024	Sep. 30, 2025	Sep. 30, 2024	May 31, 2024
IfrsStatementLineItems [Line Items]
Research and development expenses		$ 405,330	$ 515,493
Capital raise		$ 369,648
Shares issued				151
Issued capital, preference shares
Rhino Ventures [member]
IfrsStatementLineItems [Line Items]
Capital raise	$ 8,000,000.0